Intangible assets (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 490,426,000
Amortization expense	156,926,000	$ 157,033,000
Impairment	1,266,000	0
Ending balance	479,326,000	490,426,000
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	1,849,065,000	1,790,622,000
Additions	93,934,000	98,513,000
Additions - business acquisitions	46,755,000	50,474,000
Disposals/retirements	38,327,000	49,960,000
Foreign currency translation adjustment	27,403,000	(40,584,000)
Ending balance	1,978,830,000	1,849,065,000
Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(1,358,639,000)	(1,280,841,000)
Amortization expense	156,926,000	157,033,000
Impairment	1,266,000
Disposals/retirements	(37,241,000)	(49,960,000)
Foreign currency translation adjustment	(19,914,000)	29,275,000
Ending balance	(1,499,504,000)	(1,358,639,000)
Internal-use software | Acquired
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	24,761,000
Ending balance	23,530,000	24,761,000
Internal-use software | Acquired | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	99,047,000	92,824,000
Additions	5,742,000	11,815,000
Additions - business acquisitions	0	78,000
Disposals/retirements	10,145,000	4,750,000
Foreign currency translation adjustment	1,063,000	(920,000)
Ending balance	95,707,000	99,047,000
Internal-use software | Acquired | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(74,286,000)	(72,368,000)
Amortization expense	7,385,000	7,232,000
Impairment	0
Disposals/retirements	(10,145,000)	(4,750,000)
Foreign currency translation adjustment	(651,000)	564,000
Ending balance	(72,177,000)	(74,286,000)
Internal-use software | Internally developed
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	43,946,000
Ending balance	56,489,000	43,946,000
Internal-use software | Internally developed | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	94,788,000	72,332,000
Additions	21,724,000	23,201,000
Additions - business acquisitions	0	0
Disposals/retirements	1,605,000	805,000
Foreign currency translation adjustment	(206,000)	60,000
Ending balance	114,701,000	94,788,000
Internal-use software | Internally developed | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(50,842,000)	(46,513,000)
Amortization expense	7,757,000	5,102,000
Impairment	1,209,000
Disposals/retirements	(1,605,000)	(805,000)
Foreign currency translation adjustment	(9,000)	(32,000)
Ending balance	(58,212,000)	(50,842,000)
Business solutions | Acquired
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	5,893,000
Ending balance	1,670,000	5,893,000
Business solutions | Acquired | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	84,044,000	94,209,000
Additions	0	0
Additions - business acquisitions	0	0
Disposals/retirements	1,503,000	7,330,000
Foreign currency translation adjustment	(285,000)	(2,835,000)
Ending balance	82,256,000	84,044,000
Business solutions | Acquired | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(78,151,000)	(81,611,000)
Amortization expense	3,954,000	6,120,000
Impairment	0
Disposals/retirements	(1,503,000)	(7,330,000)
Foreign currency translation adjustment	16,000	2,250,000
Ending balance	(80,586,000)	(78,151,000)
Business solutions | Internally developed
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	150,273,000
Ending balance	167,501,000	150,273,000
Business solutions | Internally developed | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	387,624,000	382,380,000
Additions	47,125,000	43,934,000
Additions - business acquisitions	0	0
Disposals/retirements	2,796,000	24,271,000
Foreign currency translation adjustment	12,640,000	(14,419,000)
Ending balance	444,593,000	387,624,000
Business solutions | Internally developed | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(237,351,000)	(237,953,000)
Amortization expense	33,197,000	32,758,000
Impairment	57,000
Disposals/retirements	(2,062,000)	(24,271,000)
Foreign currency translation adjustment	(8,549,000)	9,089,000
Ending balance	(277,092,000)	(237,351,000)
Software licenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	86,203,000
Ending balance	71,412,000	86,203,000
Software licenses | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	217,875,000	213,777,000
Additions	19,343,000	19,563,000
Additions - business acquisitions	0	255,000
Disposals/retirements	22,278,000	12,804,000
Foreign currency translation adjustment	1,550,000	(2,916,000)
Ending balance	216,490,000	217,875,000
Software licenses | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(131,672,000)	(111,593,000)
Amortization expense	34,186,000	34,640,000
Impairment	0
Disposals/retirements	(21,926,000)	(12,804,000)
Foreign currency translation adjustment	(1,146,000)	1,757,000
Ending balance	(145,078,000)	(131,672,000)
Client relationships and other
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	179,350,000
Ending balance	158,724,000	179,350,000
Client relationships and other | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	965,687,000	935,100,000
Additions	0	0
Additions - business acquisitions	46,755,000	50,141,000
Disposals/retirements	0	0
Foreign currency translation adjustment	12,641,000	(19,554,000)
Ending balance	1,025,083,000	965,687,000
Client relationships and other | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(786,337,000)	(730,803,000)
Amortization expense	70,447,000	71,181,000
Impairment	0
Disposals/retirements	0	0
Foreign currency translation adjustment	(9,575,000)	15,647,000
Ending balance	$ (866,359,000)	$ (786,337,000)